ProShares UltraShort MSTR ETF Investment Strategy - ProShares UltraShort MSTR ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.Strategy Inc is a bitcoin treasury company. Its strategy is to acquire bitcoin, develop product innovations that leverage Bitcoin blockchain technology, and advocate for the acceptance of bitcoin and the Lightning Network. Strategy Inc has significant holdings of bitcoin. Bitcoin is a digital asset that is issued by and transmitted through an open-source protocol, known as the Bitcoin protocol, collectively maintained by a peer-to-peer network of decentralized user nodes. This network hosts a public transaction ledger, known as the Bitcoin blockchain, on which all validated transactions that have ever taken place on the Bitcoin network are recorded. The Bitcoin blockchain can be updated without any single entity owning or operating the network.MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Strategy Inc is subject to the informational requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission by Strategy Inc pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. This information includes reports, proxy and information statements and other information regarding MSTR and Strategy Inc. In addition, information regarding Strategy Inc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.Bitcoin is a digital asset that is issued by and transmitted through an open-source protocol, known as the Bitcoin protocol, collectively maintained by a peer-to-peer network of decentralized user nodes. This network hosts a public transaction ledger, known as the Bitcoin blockchain, on which bitcoin holdings and all validated transactions that have ever taken place on the Bitcoin network are recorded. Balances of bitcoin are stored in individual “wallet” functions, which associate network public addresses with one or more “private keys” that control the transfer of bitcoin. The Bitcoin blockchain can be updated without any single entity owning or operating the network.The Fund has derived all disclosures contained in this document regarding Strategy Inc from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy Inc could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Fund will invest principally in the financial instruments listed below.●Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as shares of MSTR. The Fund invests in derivatives as a substitute for directly shorting securities in order to seek returns for a single day that are inverse leveraged (-2x) to the returns of MSTR for that day. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in MSTR.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the MSTR or to securities not contained in the MSTR or in financial instruments, with the intent of obtaining inverse leveraged exposure consistent with the investment objective.The Fund seeks to rebalance its portfolio each day so that its exposure to the MSTR is consistent with the Daily Target. The MSTR’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if MSTR has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if MSTR has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s inverse exposure will need to be increased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.